Organization and Business Overview (Details) - USD ($)		12 Months Ended
	Aug. 14, 2023	Dec. 31, 2025	Jul. 31, 2023	Jul. 13, 2023	Apr. 20, 2012
Organization and Business Overview [Line Items]
Entity incorporated date		Jul. 13, 2023
Contract period		1 year
Authorized shares capital (in Dollars)				$ 50,000
Mapcal Limited [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued				1
Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 1
Acquisitions share	1
Equity interest	89.00%
Mr. Shek Kin Pong [Member] | Third Party [Member]
Organization and Business Overview [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 1
Ordinary shares, shares issued				1
Mr. Shek Kin Pong [Member] | Shareholders [Member]
Organization and Business Overview [Line Items]
Equity interest	100.00%
Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued	889
Subsidiary equity interest percentage.	89.00%
Ocean Serene [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued	45
Cash (in Dollars)	$ 99,724
Subsidiary equity interest percentage.	4.50%
Paramount Fortune [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued	35
Cash (in Dollars)	$ 77,563
Subsidiary equity interest percentage.	3.50%
Prestige Leader [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued	30
Cash (in Dollars)	$ 66,483
Subsidiary equity interest percentage.	3.00%
Common Stock [Member]
Organization and Business Overview [Line Items]
Common stock share authorized		50,000		50,000
Ordinary shares, par value (in Dollars per share)		$ 1		$ 1
Ordinary shares, shares issued			1,000
Common Stock [Member] | Mapcal Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued				1
Common Stock [Member] | Mr. Shek Kin Pong [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued				1	10,000
Common Stock [Member] | Power Smart International Limited [Member]
Organization and Business Overview [Line Items]
Ordinary shares, shares issued				1